Net Financial Income and Costs (Tables)	12 Months Ended
Dec. 31, 2019
Net Financial Income and Costs
Schedule of net financial income and costs

	For the year ended
	December 31,
	2017	2018	2019
Financial income
Financial income	1,036	2,448	1,887
Total financial income	1,036	2,448	1,887
Financial costs
Amortization and write-off of deferred loan issuance costs	8,845	7,463	6,806
Interest expense on loans	60,935	64,282	63,912
Lease expense (Note 4)	—	—	56
Commitment fees	632	522	729
Other financial costs including bank commissions	381	447	495
Total financial costs	70,793	72,714	71,998